Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000863520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2014
Prospectus Date	rr_ProspectusDate	Jul. 30, 2014